Income tax benefit / (expense) - Disclosure of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of contingent liabilities [line items]
Current income tax expense	€ (26,201)	€ (9,947)	€ (5,787)
Adjustments in respect of current income tax of prior years	(119)	5,051	4,225
Adjustments for deferred tax of prior periods	(324)	1,144	0
Deferred tax benefit	37	2,702	16,174
Total reported effective tax benefit / (expense)	(26,607)	(1,050)	€ 14,612
Adjustment of deferred tax on amortization of intangible assets	1,600
Adjustments for reversal of previously-recorded uncertain tax position		4,200
Adjustments for penalty reduction for withholding tax		€ 600
Tax effect from change in tax rate	200
Germany
Disclosure of contingent liabilities [line items]
Adjustments for deferred tax of prior periods	(1,200)
Portugal
Disclosure of contingent liabilities [line items]
Adjustments for deferred tax of prior periods	€ (300)